Related Party Transactions (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 15, 2023 USD ($)	Sep. 14, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 14, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jan. 26, 2024 USD ($)	Dec. 27, 2023 USD ($)	Nov. 17, 2023 USD ($)	Apr. 30, 2023	Oct. 31, 2022 USD ($)	Feb. 25, 2022 USD ($)	Jan. 29, 2021 USD ($)
Related Party Transaction [Line Items]
Accounts payable			$ 30,682,000		$ 30,682,000		$ 30,172,000
Revenue			79,013,000	$ 100,338,000	158,985,000	$ 177,370,000	315,362,000	$ 320,042,000
Long-term debt			206,313,000		206,313,000		193,289,000
Senior Notes
Related Party Transaction [Line Items]
Unamortized debt issuance costs			756,000		756,000		$ 0
Interest expense			$ 931,000	$ 0	$ 1,488,000	$ 0
Maximum aggregate principal amount											$ 25,773,000
Potential prepayment premium, percentage											0.0300
Prepayment event, change of control, minimum percentage of disposition of consolidated assets											0.50
Amount of outstanding principal due on each payment date, percentage											0.0100
Period for which outstanding principal triggers a payment											30 days
Senior Notes | Subsequent Event
Related Party Transaction [Line Items]
Maximum aggregate principal amount											$ 25,773,000
Potential prepayment premium, percentage											0.0300
Prepayment event, change of control, minimum percentage of disposition of consolidated assets											0.50
Amount of outstanding principal due on each payment date, percentage											0.0100
Period for which outstanding principal triggers a payment											30 days
Long-term debt									$ 25,643,000	$ 25,000,000
Senior Notes, Purchase or Refinancing of Aircraft
Related Party Transaction [Line Items]
Maximum aggregate principal amount											$ 25,000,000
Senior Notes, Purchase or Refinancing of Aircraft | Subsequent Event
Related Party Transaction [Line Items]
Maximum aggregate principal amount											$ 25,000,000
Senior Notes - Cash Escrow Account
Related Party Transaction [Line Items]
Interest rate											3.00%
Senior Notes - Cash Escrow Account | Subsequent Event
Related Party Transaction [Line Items]
Interest rate											3.00%
Senior Notes - Principal Withdrawn and Released to Borrower
Related Party Transaction [Line Items]
Interest rate											13.00%
Senior Notes - Principal Withdrawn and Released to Borrower | Subsequent Event
Related Party Transaction [Line Items]
Interest rate											13.00%
FlyExclusive Jet Share, LLC | Senior Notes | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											1
FlyExclusive Jet Share, LLC | Senior Notes | Subsequent Event | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											1
LGM Enterprises, LLC
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary			23.00%		23.00%		22.00%
LGM Enterprises, LLC | Senior Notes
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											1
LGM Enterprises, LLC | Senior Notes | Subsequent Event
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											1
Notes Payable to Banks
Related Party Transaction [Line Items]
Principal amount															$ 3,756,000
Interest rate				7.75%		7.75%								7.75%	6.50%
Notes Payable to Banks | Bank #5
Related Party Transaction [Line Items]
Principal amount							$ 15,871,000
Interest rate							14.00%
Unamortized debt issuance costs			$ 423,000		$ 423,000		$ 879,000
Interest expense			787,000	$ 0	1,563,000	$ 0
Personal Guarantor | Senior Notes
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											0.51
Personal Guarantor | Senior Notes | Subsequent Event
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											0.51
Related Party
Related Party Transaction [Line Items]
Accounts payable							0	72,000
Short term accounts receivable			1,770,000		1,770,000		1,911,000	2,996,000
Short-term notes payable			22,295,000		22,295,000		18,939,000	0
Term notes													$ 1,800,000			$ 5,280,000	$ 11,900,000
Equity interest acquired		50.00%
Non-cash settlement of trade receivables		$ 1,650,000
Equity interest distributed to equity holders	100.00%
Lease expense per month	$ 200,000
Debt transferred	$ 16,004,000
Related Party | Promissory Note
Related Party Transaction [Line Items]
Principal amount												$ 3,947,000
Interest rate												8.00%
Interest expense			79,000	0	158,000	0
Accrued interest			79,000		79,000		0
Related Party | Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC
Related Party Transaction [Line Items]
Fuel costs			431,000	514,000	892,000	1,301,000	2,027,000	2,185,000
Related Party | Kinston Jet Center, LLC, Kinston Jet House, LLC and LGM Auto, LLC
Related Party Transaction [Line Items]
Rent expense			1,034,000	$ 299,000	2,062,000	$ 656,000	1,646,000	$ 1,235,000
Related Party | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Notes receivable, current portion			$ 2,330,000		$ 2,330,000		$ 2,433,000
Related Party | Consolidated Subsidiary #1 | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary			99.00%		99.00%		99.00%	99.00%
Related Party | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Notes receivable, current portion			$ 3,973,000		$ 3,973,000		$ 2,404,000	$ 2,545,000
Related Party | Consolidated Subsidiary #2 | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary			99.00%		99.00%		99.00%	99.00%
Related Party | Related Party #1
Related Party Transaction [Line Items]
Notes receivable, current portion							$ 2,404,000	$ 2,572,000
Related Party | Related Party #1 | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary							99.00%
Related Party | Related Party #2
Related Party Transaction [Line Items]
Notes receivable, current portion							$ 3,973,000
Related Party | Related Party #2 | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary							99.00%
Related Party | LGM Ventures, LLC
Related Party Transaction [Line Items]
Accounts payable			$ 1,020,000		$ 1,020,000		$ 1,047,000
Related Party | Supplier Concentration Risk | Cost of Revenue Benchmark
Related Party Transaction [Line Items]
Percentage of total fuel costs			2.00%	4.00%	2.00%	3.00%	3.00%	3.00%
Related Party | Flights | Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue			$ 4,440,000	$ 5,648,000	$ 9,691,000	$ 12,353,000	$ 22,279,000	$ 22,468,000
Related Party | Flights | Related Parties Excluding Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue							$ 80,000	$ 15,000